Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Amortization [Table Text Block]
As of December 31, 2012, the remaining amortization expense related to the core deposit intangible, absent any future impairment, is expected to be as follows:

(Dollars in thousands)
2013	$171
2014	171
2015	171
2016	171
2017	171
Thereafter	583
Total	$1,438